SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 28, 2023
Property, Plant and Equipment [Line Items]
Noncontrolling interest	$ 3,042,153		$ 3,042,153		$ 3,274,308	$ 3,438,129
Allowance for doubtful accounts	0		0		0	0
Advances to Affiliate	1,425,950		1,425,950		166,010	107,863
Inventory	2,173,954		2,173,954		1,651,376	1,127,678
Research and development expenses	128,696	$ 174,263	259,784	$ 304,467	609,742	1,013,665
Loss attributable to noncontrolling interest	$ (22,976)	$ (24,608)	$ 174,845	$ 15,492	67,530	250,234
Cash					70,451		¥ 500,000
Cash equivalents					$ 317,947	132,273
Revenue Benchmark [Member] | Distributor One [Member]
Property, Plant and Equipment [Line Items]
Concentration of credit risk	41.00%		41.00%		43.00%
Revenue Benchmark [Member] | Distributor Two [Member]
Property, Plant and Equipment [Line Items]
Concentration of credit risk		59.00%		59.00%	21.00%
Land Purchased [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years		50 years		50 years		50 years
Use Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years		50 years		50 years		50 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	12 years		12 years		12 years		12 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	5 years		5 years		5 years		5 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years		20 years		20 years		20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years		5 years		5 years		5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years		10 years		10 years		10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years		3 years		3 years		3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years		5 years		5 years		5 years
AUFP [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	74.52%		74.52%		74.52%		74.52%	74.52%
Noncontrolling interest	$ 3,042,153		$ 3,042,153		$ 3,274,308	3,438,129
AUM and AUMT [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling interest	$ 3,042,153		$ 3,042,153		$ 3,274,308	$ 3,438,129
Subsidiaries in China [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	74.52%		74.52%		74.52%		74.52%
AUFP [Member]
Property, Plant and Equipment [Line Items]
Subsidiary ownership percentage noncontrolling owner	25.48%		25.48%		25.48%		25.48%
AUM and AUMT [Member]
Property, Plant and Equipment [Line Items]
Subsidiary ownership percentage noncontrolling owner	25.48%		25.48%		25.48%		25.48%